Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001785530
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	WEREWOLF THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40366
Entity Tax Identification Number	82-3523180
Entity Address, Address Line One	303 Wyman Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(617)
Local Phone Number	952-0555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	HOWL
Entity Emerging Growth Company	true
Entity Ex Transition Period	true